Expense Example {- Fidelity Flex® International Index Fund} - 10.31 Fidelity Flex International Index Fund PRO-09 - Fidelity Flex® International Index Fund - Fidelity Flex International Index Fund-Default
Dec. 30, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none